Quarterly Report
December 31, 2019
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Airport Revenue – 0.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$125,861
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	79,740
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,167
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	266,059
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,604
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,475
		$629,906
General Obligations - General Purpose – 20.9%
Biloxi, MS, Development Bank Special Obligation, 4%, 3/01/2037	$500,000	$560,465
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	222,545
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	625,000	673,931
Chicago, IL, “A”, 5.25%, 1/01/2033	30,000	32,831
Chicago, IL, “A”, 5.5%, 1/01/2033	250,000	283,483
Chicago, IL, “B”, 7.375%, 1/01/2033	247,000	295,876
Chicago, IL, “D”, 5.5%, 1/01/2040	20,000	22,428
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	50,721
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	33,008
Hattiesburg, MS, Development Bank Special Obligation, 5.25%, 2/01/2049	750,000	913,792
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	623,794
Madison County, AL, General Obligation Warrants, “B”, 4%, 9/01/2038	545,000	623,660
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,325,600
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	606,010
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	542,920
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,202,680
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,199,710
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,183,310
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,429
State of Illinois, 5%, 11/01/2027	480,000	555,610
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,238,170
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,204,140
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,214,390
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,155,670
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,146,100
State of Mississippi, “B”, 4%, 10/01/2039	1,270,000	1,451,432
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,158,300
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,068,090
		$20,747,095
General Obligations - Schools – 9.3%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$23,672
Clinton, MS, Development Bank Special Obligation (Public School District General Obligation Project), 4%, 4/01/2036	500,000	563,485
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,247,391
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,177,910
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	561,625
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	569,340
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	569,105
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,240,830
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,794,705
Rankin County, MS, Development Bank Special Obligation (School District General Obligation Project), 4%, 6/01/2043	750,000	820,973
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	698,741
		$9,267,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 7.4%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$10,000	$10,718
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,785
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,838
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	53,590
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	40,000	42,530
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	585,055
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	388,067
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	535,000	595,610
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	61,639
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	20,000	20,503
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	525,715
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,082,990
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,100,000	2,147,523
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,099,460
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	698,996
		$7,330,019
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	$290,000	$333,314
Industrial Revenue - Paper – 0.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$822,487
Multi-Family Housing Revenue – 1.1%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$1,050,420
Sales & Excise Tax Revenue – 4.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$735,744
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	458,942
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	310,296
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	670,125
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	992,850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	20,706
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	344,000	359,143
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	398,000	422,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	205,785
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	71,974
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	34,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,755
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	30,343
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,194
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	237,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	209,940
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	152,000	40,722
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	195,000	38,058
		$4,846,717
Single Family Housing - State – 3.8%
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	$675,000	$679,489
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	750,000	811,125
Mississippi Home Corp., Single Family Mortgage Rev., “A”, FNMA, 3.875%, 12/01/2043	750,000	800,040
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	981,720
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	490,000	511,643
		$3,784,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 10.0%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$30,553
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	30,469
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,151
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	340,000	407,133
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	641,946
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,024,240
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	363,564
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	379,094
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	399,809
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	557,285
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	557,285
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022 (Prerefunded 7/01/2021)	500,000	528,825
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	775,440
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	523,215
Mississippi Development Bank Special Obligation (Singing River Health System), 5.375%, 7/01/2036 (Prerefunded 7/01/2021)	500,000	531,595
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,803,135
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	210,000	244,703
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	355,000	408,626
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	390,000	460,606
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	303,601
		$9,983,275
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$44,556
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	107,967
		$152,523
Tax - Other – 5.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$540,012
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	830,000	904,899
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	521,230
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	315,000	350,063
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,195,000	527,581
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,100,400
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,040,000	1,224,423
		$5,168,608
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$420,000	$448,673
Toll Roads – 0.7%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$128,640
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	98,335
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	176,278
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	335,956
		$739,209
Transportation - Special Tax – 4.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$1,283,481
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,262
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	990,972
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	185,000	208,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	276,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	$555,000	$617,415
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	35,000	34,339
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	665,000	810,774
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	194,768
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	345,000	268,400
		$4,695,463
Universities - Colleges – 16.1%
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034 (Prerefunded 3/01/2020)	$1,500,000	$1,509,555
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,190,774
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	615,000	679,409
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	656,004
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,146,710
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,682,699
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	590,000	852,804
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	4,995
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,760,194
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,797,805
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,083,760
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,479,400
University of Mississippi, Educational Building Corp. Refunding Rev., “A”, 3%, 10/01/2035	1,250,000	1,297,525
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	876,291
		$16,017,925
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$377,563
Utilities - Municipal Owned – 2.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$357,808
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	84,406
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	95,055
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	581,405
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	230,000	174,225
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	26,513
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	49,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	80,000	60,600
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	113,625
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,002
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,014
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,025
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	30,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	90,900
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,124
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	59,425
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	114,469
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	175,000	191,121
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,916
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	49,400
		$2,299,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$196,174
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	103,862
		$300,036
Water & Sewer Utility Revenue – 6.3%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$34,305
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	285,000	291,484
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	162,940
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,540
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	33,107
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,287,020
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,395
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	33,884
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,031
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,521
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	886,650
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,291,199
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,160,820
		$6,299,896
Total Municipal Bonds		$95,294,056
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$300,000	$87,649
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.7% (v)	796,641	$796,641

Other Assets, Less Liabilities – 3.3%		3,297,289
Net Assets – 100.0%		$99,475,635
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $796,641 and $95,381,705, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,649, representing 0.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$95,294,056	$—	$95,294,056
U.S. Corporate Bonds	—	87,649	—	87,649
Mutual Funds	796,641	—	—	796,641
Total	$796,641	$95,381,705	$—	$96,178,346
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$697,666	$21,521,463	$21,422,639	$220	$(69)	$796,641
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,844	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
Mississippi	70.3%
Puerto Rico	8.0%
Massachusetts	2.8%
Illinois	2.7%
New York	2.2%
Guam	2.1%
Alabama	1.5%
New Jersey	1.1%
South Carolina	1.0%
Michigan	0.9%
California	0.7%
Colorado	0.6%
Pennsylvania	0.6%
Virginia	0.6%
Kentucky	0.4%
Maryland	0.4%
Texas	0.4%
Tennessee	0.3%
Iowa	0.2%
Florida	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.